Derivative Financial Instruments - Derivative Financial Instruments by Type and Purpose of Derivatives (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Apr. 01, 2018	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 3,860,925	¥ 3,885,271	¥ 3,885,271
Liabilities	3,725,693	¥ 3,498,016	3,498,016
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	854,454,305		801,583,625
Assets	3,463,786		3,301,647
Liabilities	3,036,514		3,052,357
Trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	718,278,988		676,464,541
Assets	1,811,857		1,771,745
Liabilities	1,700,186		1,639,850
Trading [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	81,505,603		78,295,049
Assets	39,915		28,689
Liabilities	36,679		28,871
Trading [member] | Interest rate derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	96,880,794		66,989,307
Assets	21,469		4,538
Liabilities	1,364		722
Trading [member] | Interest rate derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	37,641,234		25,030,851
Assets	5,500		274
Liabilities	5,576		994
Trading [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	425,928,339		429,498,805
Assets	1,640,955		1,651,945
Liabilities	1,499,923		1,500,361
Trading [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	76,323,018		76,650,529
Assets	104,018		86,299
Liabilities	156,644		108,902
Trading [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	130,845,459		120,282,459
Assets	1,538,344		1,439,993
Liabilities	1,185,346		1,293,900
Trading [member] | Currency derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,438		689
Liabilities	74		19
Trading [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	80,004,022		74,380,475
Assets	792,763		759,993
Liabilities	603,209		708,645
Trading [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	43,011,034		39,668,889
Assets	649,268		577,350
Liabilities	486,158		490,014
Trading [member] | Currency derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	7,828,965		6,232,406
Assets	96,313		102,650
Liabilities	95,905		95,222
Trading [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	3,641,732		3,354,789
Assets	89,222		71,344
Liabilities	132,462		105,194
Trading [member] | Equity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,121,127		829,262
Assets	12,011		5,946
Liabilities	30,903		9,747
Trading [member] | Equity derivatives [member] | Listed options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,625,525		1,779,546
Assets	51,469		42,209
Liabilities	74,934		68,341
Trading [member] | Equity derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	16,533		7,564
Assets	1,496		745
Liabilities			208
Trading [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	111,315		77,015
Assets	1,164		186
Liabilities	4,594		8,171
Trading [member] | Equity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	767,232		661,402
Assets	23,082		22,258
Liabilities	22,031		18,727
Trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	340,637		161,539
Assets	10,672		6,516
Liabilities	8,987		4,948
Trading [member] | Commodity derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	202,008		20,902
Assets	2,026		402
Liabilities	2,054		464
Trading [member] | Commodity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	126,838		128,467
Assets	8,576		6,052
Liabilities	6,569		3,974
Trading [member] | Commodity derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	11,791		12,170
Assets	70		62
Liabilities	364		510
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	1,347,489		1,320,297
Assets	13,691		12,049
Liabilities	9,533		8,465
Risk management [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	72,845,412		77,539,041
Assets	397,139		583,624
Liabilities	689,179		445,659
Risk management [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	63,708,009		69,550,646
Assets	282,302		300,376
Liabilities	372,016		333,182
Risk management [member] | Interest rate derivatives [member] | Futures [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	12,948,120		18,269,263
Assets	2,495		5,534
Liabilities	62		1,167
Risk management [member] | Interest rate derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	50,599,173		51,131,039
Assets	279,807		294,842
Liabilities	363,174		329,446
Risk management [member] | Interest rate derivatives [member] | OTC options [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	160,716		150,344
Liabilities	8,780		2,569
Risk management [member] | Currency derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	9,092,494		7,986,176
Assets	114,837		283,248
Liabilities	312,306		112,322
Risk management [member] | Currency derivatives [member] | Forwards [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	2,075,797		1,866,249
Assets	13,909		49,440
Liabilities	134,444		24,929
Risk management [member] | Currency derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	7,016,697		6,119,927
Assets	100,928		233,808
Liabilities	177,862		87,393
Risk management [member] | Equity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	44,909		2,219
Liabilities	4,857		155
Risk management [member] | Equity derivatives [member] | Swaps [member]
Disclosure of detailed information about financial instruments [line items]
Notional amounts	44,909		2,219
Liabilities	¥ 4,857		¥ 155